EARNINGS PER SHARE - Summary of Basic and Diluted Earnings Per Ordinary Share (Details) - EUR (€) € / shares in Units, € in Millions	6 Months Ended
	Jun. 30, 2023	Jul. 01, 2022
Earnings per share [abstract]
Profit attributable to shareholders	€ 854	€ 667
Basic weighted average number of ordinary Shares in issue (million) (in shares)	458,000,000	457,000,000
Effect of dilutive potential Shares (million) (in shares)	1,000,000	1,000,000
Adjusted weighted average number of ordinary shares outstanding (in shares)	459,000,000	458,000,000
Basic earnings per share (in EUR per share)	€ 1.86	€ 1.46
Diluted earnings per share (in EUR per share)	€ 1.86	€ 1.46
Number of shares issued and fully paid (in shares)	458,846,191	456,789,240
Number of shares outstanding (in shares)	458,846,191	456,789,240
Antidilutive options excluded from diluted earnings per share share (in shares)	0	0